INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

As at December 31, 2024 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,476	871	51	656
Other	5	5	—	—
	1,481	876	51	656

As at December 31, 2023 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,386	814	81	653
Other	5	5	—	—
	1,391	819	81	653
Financing charges capitalized on intangible assets under development were $4 million in 2024 (2023 - $6 million). The estimated annual amortization expense for intangible assets is as follows: 2025 - $84 million; 2026 - $81 million; 2027 - $78 million; 2028 - $73 million; and 2029 - $64 million.